Goodwill and Intangible Assets - Schedule of Estimated Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Acquired Finite Lived Intangible Assets [Line Items]
2019	$ 1,033
2020	1,002
2021	978
2022	955
2023	927
Thereafter	4,457
Net Carrying Amount	9,352	$ 1,279
MSRs [Member]
Acquired Finite Lived Intangible Assets [Line Items]
2019	88
2020	88
2021	87
2022	87
2023	86
Thereafter	1,228
Net Carrying Amount	1,664	743
Core deposit intangibles [Member]
Acquired Finite Lived Intangible Assets [Line Items]
2019	945
2020	914
2021	891
2022	868
2023	841
Thereafter	3,229
Net Carrying Amount	$ 7,688	$ 536